OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current non-financial assets
Total	$ 167,890	$ 168,597
Non-current non-financial assets
Other non-current non-financial assets	88,549	113,214
Total	10,525	28,982
Current non-financial liabilities
Other Current non-financial liabilities	173,654	44,730
Total	339,441	307,136
Non-current non-financial liabilities
Other non-current non-financial liabilities	77,006	83,303
Total	5,374,864	5,714,728
Financial Assets and Liabilities [Member]
Current non-financial assets
Roads to amortize current	56,949	55,000
Prepayment to amortize (insurance and others)	21,749	16,671
Recoverable taxes (GST and others)	83,996	91,337
Other current non-financial assets	5,196	5,589
Total	167,890	168,597
Non-current non-financial assets
Roads to amortize, non-current	72,054	91,441
Guarantee values	3,296	3,605
Recoverable taxes	4,605	14,437
Other non-current non-financial assets	8,594	3,731
Total	88,549	113,214
Current non-financial liabilities
Provision of minimum dividend	125,657	698
ICMS, PIS-COFINS and other tax payables	24,590	24,997
Other tax payable	17,618	17,851
Other Current non-financial liabilities	5,789	1,184
Total	173,654	44,730
Non-current non-financial liabilities
ICMS tax payable	74,780	82,033
Other non-current non-financial liabilities	2,226	1,270
Total	$ 77,006	$ 83,303